CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 5,973	$ 3,134
Restricted cash	4,759	6,996
Accounts receivable, net	20,991	15,161
Deferred tax assets, net	131	114
Prepaid expenses and other current assets	1,036	1,049
Current assets from discontinued operations	134	484
Total current assets	33,024	26,938
Property and equipment, net	1,257	1,492
Goodwill	314	314
Other assets	410	395
Total assets	35,005	29,139
CURRENT LIABILITIES:
Notes payable-banks	10,022	12,653
Accounts payable	2,786	2,295
Accrued expenses and other current liabilities	22,516	16,642
Income taxes payable	53	61
Current liabilities from discontinued operations	102	464
Total current liabilities	35,479	32,115
Convertible notes payable to related party, including accrued interest	38,504	36,570
Liability to United States Department of Labor		259
Other liabilities	81	551
Total liabilities	74,064	69,495
COMMITMENTS AND CONTINGENCIES (NOTES 12 and 15)
SHAREHOLDERS' DEFICIT:
Common stock, Euro 0.45 par value; 33,333,334 shares authorized as of December 31, 2014 and 2013; 8,061,698 and 8,041,698 shares issued and outstanding as of December 31, 2014 and 2013, respectively	4,507	4,495
Additional paid-in capital	20,949	20,927
Accumulated deficit	(57,194)	(58,625)
Accumulated other comprehensive loss	(7,321)	(7,153)
Total shareholders' deficit	(39,059)	(40,356)
Total liabilities and shareholders' deficit	$ 35,005	$ 29,139